Master Trust - Schedule of Master Trust Investments Including Gain and Losses on Investment (Details) - EBP 004 & 003 - EBP, Nonconsolidated, Master Trust	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net investment income	$ 94,533,999
Interest	1,765,308
Net investment income from Savings Plans Master Trust for Alcoa USA Corporation investments	105,595,210
Investments in Stock Fund
EBP, Master Trust [Line Items]
Net investment income	5,102,631
Dividends	132,787
Shares of Registered Investment Companies
EBP, Master Trust [Line Items]
Net investment income	63,747,130
Dividends	8,846,047
Self-Directed Brokerage Accounts
EBP, Master Trust [Line Items]
Net investment income	4,136,642
Dividends	317,069
Commingled Trusts
EBP, Master Trust [Line Items]
Net investment income	$ 21,547,596